Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2023
Document Effective Date	Aug. 28, 2023
Prospectus Date	Aug. 28, 2023
Invesco Equal Weight 0-30 Year Treasury ETF | Invesco Equal Weight 0-30 Year Treasury ETF
Prospectus:
Trading Symbol	GOVI
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	PGHY